Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM FUNDS GROUP (INVESCO FUNDS GROUP)
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Statutory Prospectus Supplement dated September 27, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Small Cap Equity Fund

This supplement amends the Statutory Prospectus of the above referenced fund (a “Fund”) and is in addition to any other supplement(s), unless otherwise specified.

The following information is added as the third paragraph appearing under the heading “Fund Summary – Principal Investment Strategies of the Fund” in the prospectus:

“The Fund may invest up to 10% of its net assets in real estate investment trusts (REITs).”

The following risk is added under the heading “Fund Summary – Principal Risks of Investing in the Fund” in the prospectus:

“REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.”

Statutory Prospectus Supplement dated September 27, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Fund listed below:

Invesco Small Cap Equity Fund

This supplement amends the Statutory Prospectus of the above referenced fund (a “Fund”) and is in addition to any other supplement(s), unless otherwise specified.

The following information is added as the third paragraph appearing under the heading “Fund Summaries – Invesco Small Cap Equity Fund – Principal Investment Strategies of the Fund” in the prospectus:

“The Fund may invest up to 10% of its net assets in real estate investment trusts (REITs).”

The following risk is added under the heading “Fund Summaries – Invesco Small Cap Equity Fund – Principal Risks of Investing in the Fund” in the prospectus:

“REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.”

Class A, C, R and Y | INVESCO Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Statutory Prospectus Supplement dated September 27, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Small Cap Equity Fund

This supplement amends the Statutory Prospectus of the above referenced fund (a “Fund”) and is in addition to any other supplement(s), unless otherwise specified.

The following information is added as the third paragraph appearing under the heading “Fund Summary – Principal Investment Strategies of the Fund” in the prospectus:

“The Fund may invest up to 10% of its net assets in real estate investment trusts (REITs).”

The following risk is added under the heading “Fund Summary – Principal Risks of Investing in the Fund” in the prospectus:

“REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.”

Class R5 and R6 | INVESCO Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Statutory Prospectus Supplement dated September 27, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Fund listed below:

Invesco Small Cap Equity Fund

This supplement amends the Statutory Prospectus of the above referenced fund (a “Fund”) and is in addition to any other supplement(s), unless otherwise specified.

The following information is added as the third paragraph appearing under the heading “Fund Summaries – Invesco Small Cap Equity Fund – Principal Investment Strategies of the Fund” in the prospectus:

“The Fund may invest up to 10% of its net assets in real estate investment trusts (REITs).”

The following risk is added under the heading “Fund Summaries – Invesco Small Cap Equity Fund – Principal Risks of Investing in the Fund” in the prospectus:

“REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.”